John Hancock Financial Services U.S. Wealth Management 601 Congress Street Boston, MA 02210 (617) 663-2454 Fax: (617) 663-2197 E-Mail: mjewkes@jhancock.com
Name : Michael Jewkes
Title: Assistant Vice President and Counsel
March 8, 2011
EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	John Hancock Funds II (the “Trust”) File Nos. 333-126293; 811-21779
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “Securities Act”) and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 43 to its Registration Statement under the 1940 Act (the “Amendment”).
The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act to become effective on April 29, 2011. The purpose of this filing is to register John Hancock Fundamental All Cap Core Fund, John Hancock Fundamental Large Cap Core Fund and John Hancock Fundamental Large Cap Value Fund as new series of the Trust.
If you have any questions or comments, please call me at 617-663-2454.

/s/ Michael Jewkes

Michael Jewkes, Esq.
Assistant Vice President and Counsel